UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Banks - 3.2%
Citigroup	104,294		7,586,346
Capital Goods - 1.7%
Ferguson	62,316		4,088,321
Commercial & Professional Services - 2.5%
Equifax	55,172		5,847,680
Consumer Durables & Apparel - 4.8%
Mattel	162,536		2,516,057
Newell Brands	145,391		6,203,834
Under Armour, Cl. A	160,819	[a]	2,650,297
			11,370,188
Consumer Services - 3.0%
McDonald's	45,696		7,159,649
Diversified Financials - 1.1%
Gentera	1,643,549		2,662,531
Food & Staples Retailing - 2.1%
Costco Wholesale	30,233		4,966,980
Food, Beverage & Tobacco - 3.4%
Blue Buffalo Pet Products	280,275	[a]	7,945,796
Health Care Equipment & Services - 4.6%
Cerner	88,557	[a]	6,315,885
Medtronic	59,730		4,645,202
			10,961,087
Household & Personal Products - 4.3%
Coty	178,107		2,944,109
Procter & Gamble	80,308		7,306,422
			10,250,531
Insurance - 5.8%
Intact Financial	81,268		6,713,118
Principal Financial Group	108,579		6,985,973
			13,699,091
Materials - 2.4%
Albemarle	41,697		5,683,718
Media - 5.1%
Discovery Communications, Cl. A	273,927	[a]	5,831,906
Walt Disney	64,459		6,353,724
			12,185,630
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Gilead Sciences	171,515		13,896,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 1.0%
Redwood Trust	138,824	[b]	2,261,443
Retailing - 5.1%
Dollar General	77,446		6,276,998
TripAdvisor	146,031	[a]	5,918,636
			12,195,634
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials	199,763		10,405,655
Maxim Integrated Products	103,453		4,935,743
			15,341,398
Software & Services - 21.9%
Accenture, Cl. A	26,896		3,632,843
Alphabet, Cl. A	10,544	[a]	10,266,904
Alphabet, Cl. C	7,153	[a]	6,860,514
Facebook, Cl. A	25,474	[a]	4,352,742
Intuit	49,037		6,970,119
Microsoft	205,226		15,287,285
Western Union	230,920		4,433,664
			51,804,071
Technology Hardware & Equipment - 9.0%
Cognizant Technology Solutions, Cl. A	101,325		7,350,115
Samsung SDI, GDR	122,314	[c]	5,282,249
Stratasys	114,342	[a]	2,643,587
Trimble	156,314	[a]	6,135,325
			21,411,276
Transportation - 2.8%
CH Robinson Worldwide	86,634		6,592,847
Utilities - 3.1%
Eversource Energy	123,182		7,445,120
Total Common Stocks (cost $215,239,942)			235,355,482
Description	Shares		Value ($)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,618,199)	1,618,199	[d]	1,618,199
Total Investments (cost $216,858,141)	100.0%		236,973,681
Liabilities, Less Cash and Receivables	.0%		(50,850)
Net Assets	100.0%		236,922,831

GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $5,282,249 or 2.23% of net assets.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.9
Technology Hardware & Equipment	9.0
Semiconductors & Semiconductor Equipment	6.5
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Insurance	5.8
Retailing	5.1
Media	5.1
Consumer Durables & Apparel	4.8
Health Care Equipment & Services	4.6
Household & Personal Products	4.3
Food, Beverage & Tobacco	3.4
Banks	3.2
Utilities	3.1
Consumer Services	3.0
Transportation	2.8
Commercial & Professional Services	2.5
Materials	2.4
Food & Staples Retailing	2.1
Capital Goods	1.7
Diversified Financials	1.1
Real Estate	1.0
Money Market Investment	.7
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	216,609,263	-	-	216,609,263
Equity Securities—
Foreign Common
Stocks†	18,746,219	-	-	18,746,219
Registered Investment
Company	1,618,199	-	-	1,618,199
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	-	(21)	-	(21)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
September 30, 2017 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank
		United States
Mexican New Peso	312,248	Dollar	17,168	10/2/17	(21)
Gross Unrealized Depreciation					(21)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2017, accumulated net unrealized appreciation on investments was $20,115,540, consisting of $29,460,458 gross unrealized appreciation and $9,344,918 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)